Share-based payments (Details 2) - ELTIP	12 Months Ended
Dec. 31, 2021 shares € / shares
Share-based payments
Number of shares outstanding at the beginning of the period | shares	0
Number of shares granted during the period | shares	1,005,093
Number of shares forfeited during the period | shares	(49,627)
Number of shares vested during the period | shares	(14,785)
Number of shares expired during the period | shares	0
Number of shares outstanding at the end of the period | shares	940,681
Weighted-average grant-date fair value outstanding at the beginning of the period | € / shares	€ 0
Weighted-average grant-date fair value granted during the period | € / shares	65.99
Weighted-average grant-date fair value forfeited during the period | € / shares	72.09
Weighted-average grant-date fair value vested during the period | € / shares	73.8
Weighted-average grant-date fair value expired during the period | € / shares	0
Weighted-average grant-date fair value outstanding at the end of the period | € / shares	€ 65.55